Commitments and Contingencies	12 Months Ended
Sep. 24, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
Purchase Obligations
The Company has contractual obligations to purchase goods or services, which specify significant terms, including fixed or minimum quantities to be purchased and fixed minimum, or variable price provisions. The majority of the purchase commitments covered by these arrangements are for periods of less than one year and aggregate to approximately $757.0 million as of September 24, 2022.
Lease Commitments
The Company leases certain of its facilities under operating leases expiring in various years through 2026. Refer to Note 6,
Leases
for a schedule of future lease payments under
non-cancellable
leases as of September 24, 2022.
Warranty
The Company provides a limited warranty on its warehouse automation system and has established a reserve for warranty obligations based on estimated warranty costs. The reserve is included as part of accrued expenses and other long-term liabilities in the accompanying consolidated balance sheets.

Activity related to the warranty accrual was as follows (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021	September 26, 2020
Balance at beginning of period	$3,735	$—	$450
Provision	7,329	4,652	—
Warranty usage	(2,060)	(917)	(450)

Balance at end of period	$9,004	$3,735	$—

Contingencies
Liabilities for any loss contingencies arising from claims, assessments, litigation, fines, penalties, and other matters are recorded when it is probable that the liability has been incurred and the amount of the liability can be reasonably estimated. As of September 24, 2022, the Company had made appropriate provisions related to such matters and does not believe that such matters will have a material adverse effect on the Company’s consolidated operations, financial position, or liquidity.
Indemnifications
In the ordinary course of business, the Company enters into various contracts under which it may agree to indemnify other parties for losses incurred from certain events as defined in the relevant contract, such as litigation, regulatory penalties, or claims relating to past performance. Such indemnification obligations may not be subject to maximum loss clauses. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification obligations. As a result, the Company believes the estimated fair value of these obligations is not material. Accordingly, the Company has no liabilities recorded for these obligations as of September 24, 2022 and September 25, 2021.